Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Payroll and welfare payables	¥ 3,027	$ 433	¥ 2,816
Others	1,785	255	1,729
Total accrued expenses and other liabilities	¥ 4,812	$ 688	¥ 4,545